INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAX BENEFIT AT THE FEDERAL STATUTORY INCOME TAX RATE

A reconciliation of income tax benefit at the federal statutory income tax rate to the income tax expense at the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2024	2023
Federal benefit at statutory rate	21.0%	21.0%
Convertible note interest	—	(0.4)
Permanent differences	29.2	(17.4)
State taxes, net of federal benefit	12.3	2.2
Change in valuation allowance	(66.5)	(5.4)
Stock based compensation	4.6	—
Other	(0.6)	—
Tax credits	—	0.1
Income Tax Expense	—%	—%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following items comprise the Company’s net deferred tax assets and liabilities as of December 31, 2024 and December 31, 2023:

	December 31,
	2024	2023
Deferred tax assets
Net operating loss	$6,808,826	$3,755,008
Accrued expenses and other	385,801	42,330
Lease liability	61,380	127,427
Stock-based compensation	6,110,942	718,425
Fixed assets	33,834	—
Other	30,823	—
Capitalized research and development expenditures	2,944,801	2,589,105
Research and development credits	234,478	317,455
Total deferred tax assets	16,610,885	7,549,750
Valuation allowance	(16,551,169)	(7,426,952)
Deferred tax assets	59,716	122,798
Deferred tax liabilities:
Right of use asset	(59,716)	(122,798)
Total deferred tax liabilities	(59,716)	(122,798)
Net deferred tax assets	$—	$—

SCHEDULE OF VALUATION ALLOWANCE FOR NET DEFERRED TAX ASSETS

A summary of changes in the valuation allowance for net deferred tax assets during the year ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Valuation allowance	$7,426,952	$4,175,241
Increases recorded to income tax provision	9,124,217	3,251,711
Valuation allowance	$16,551,169	$7,426,952